UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment			No
 Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Prudential Equity Group, Inc.
Address:	One New York Plaza, 15th floor
		New York, New York 10292

Form 13F File Number:    28-1085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Frank P. Adamo
Title:  Second Vice President
Phone:  973-802-5632

Signature, Place, and Date of Signing:
/s/  Frank P. Adamo  Newark,  New Jersey  February 9, 2004

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-10077   		Prudential Financial, Inc.

I am signing this report as required by the Securities Exchange Act of 1934.